Expense Example, No Redemption	Jan. 28, 2026 USD ($)
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	979
Expense Example, No Redemption, 10 Years	2,144
Shenkman Capital Short Duration High Income Fund | Short Duration Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	553
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	$ 2,072